Parametric
Dividend Income Fund
May 31, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 99.3%
Security	Shares	Value
Aerospace & Defense — 1.8%
General Dynamics Corp.	647	$ 193,951
Lockheed Martin Corp.	390	183,432
RTX Corp.	1,702	183,493
		$ 560,876
Automobile Components — 0.6%
Gentex Corp.	4,976	$ 174,160
		$ 174,160
Banks — 2.8%
Cadence Bank	5,922	$ 169,073
CVB Financial Corp.	9,966	164,838
F.N.B. Corp.	13,682	188,401
First Interstate BancSystem, Inc., Class A	6,351	168,555
Prosperity Bancshares, Inc.	2,662	165,843
		$ 856,710
Beverages — 2.3%
Brown-Forman Corp., Class B	3,071	$ 140,836
Coca-Cola Co.	3,096	194,831
Keurig Dr Pepper, Inc.	5,594	191,595
PepsiCo, Inc.	968	167,367
		$ 694,629
Biotechnology — 1.6%
AbbVie, Inc.	1,032	$ 166,400
Amgen, Inc.	592	181,063
Gilead Sciences, Inc.	2,337	150,199
		$ 497,662
Building Products — 0.5%
A.O. Smith Corp.	1,823	$ 152,476
		$ 152,476
Capital Markets — 2.7%
Artisan Partners Asset Management, Inc., Class A	3,639	$ 160,225
CME Group, Inc.	749	152,032
Janus Henderson Group PLC	5,437	182,140
Northern Trust Corp.	1,975	166,374
T. Rowe Price Group, Inc.	1,474	173,681
		$ 834,452
Security	Shares	Value
Chemicals — 6.1%
Air Products and Chemicals, Inc.	666	$ 177,622
Corteva, Inc.	2,979	166,645
Dow, Inc.	3,088	177,962
DuPont de Nemours, Inc.	2,141	175,905
Eastman Chemical Co.	1,658	168,005
FMC Corp.	2,675	163,041
Huntsman Corp.	6,156	152,669
International Flavors & Fragrances, Inc.	2,102	202,170
Linde PLC	369	160,707
LyondellBasell Industries NV, Class A	1,610	160,066
RPM International, Inc.	1,463	164,002
		$ 1,868,794
Communications Equipment — 1.1%
Cisco Systems, Inc.	3,406	$ 158,379
Juniper Networks, Inc.	4,704	167,792
		$ 326,171
Construction & Engineering — 0.6%
MDU Resources Group, Inc.	6,914	$ 174,509
		$ 174,509
Consumer Staples Distribution & Retail — 1.8%
Casey's General Stores, Inc.	546	$ 181,152
Costco Wholesale Corp.	250	202,473
Walmart, Inc.	2,620	172,291
		$ 555,916
Containers & Packaging — 2.9%
Amcor PLC	18,231	$ 185,409
AptarGroup, Inc.	1,212	179,000
International Paper Co.	4,479	201,958
Packaging Corp. of America	871	159,820
Sonoco Products Co.	2,853	175,089
		$ 901,276
Distributors — 0.9%
Genuine Parts Co.	1,081	$ 155,816
LKQ Corp.	3,007	129,391
		$ 285,207
Diversified Telecommunication Services — 1.2%
AT&T, Inc.	10,810	$ 196,958
Verizon Communications, Inc.	4,069	167,440
		$ 364,398

Parametric
Dividend Income Fund
May 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Electric Utilities — 6.4%
Alliant Energy Corp.	3,253	$ 167,497
American Electric Power Co., Inc.	1,978	178,514
Avangrid, Inc.	4,529	163,089
Duke Energy Corp.	1,839	190,465
Evergy, Inc.	3,095	169,173
IDACORP, Inc.	1,850	176,620
OGE Energy Corp.	5,429	197,073
Pinnacle West Capital Corp.	2,369	186,819
Portland General Electric Co.	4,135	184,256
PPL Corp.	5,788	169,762
Southern Co.	2,364	189,451
		$ 1,972,719
Electrical Equipment — 1.1%
Eaton Corp. PLC	494	$ 164,428
Emerson Electric Co.	1,551	173,960
		$ 338,388
Electronic Equipment, Instruments & Components — 1.3%
Amphenol Corp., Class A	1,637	$ 216,690
Corning, Inc.	4,877	181,717
		$ 398,407
Energy Equipment & Services — 1.0%
Baker Hughes Co.	4,917	$ 164,621
Helmerich & Payne, Inc.	4,155	158,140
		$ 322,761
Entertainment — 0.5%
Electronic Arts, Inc.	1,205	$ 160,120
		$ 160,120
Financial Services — 1.0%
MGIC Investment Corp.	7,708	$ 161,868
Western Union Co.	12,517	160,218
		$ 322,086
Food Products — 4.5%
Archer-Daniels-Midland Co.	2,984	$ 186,321
Bunge Global SA	1,724	185,485
General Mills, Inc.	2,559	175,931
Hormel Foods Corp.	4,569	141,548
Ingredion, Inc.	1,466	172,372
Kellanova	2,997	180,839
Security	Shares	Value
Food Products (continued)
Kraft Heinz Co.	4,516	$ 159,731
Mondelez International, Inc., Class A	2,625	179,891
		$ 1,382,118
Gas Utilities — 1.2%
Atmos Energy Corp.	1,610	$ 186,631
National Fuel Gas Co.	3,250	185,770
		$ 372,401
Ground Transportation — 0.6%
Landstar System, Inc.	982	$ 178,754
		$ 178,754
Health Care Equipment & Supplies — 2.1%
Abbott Laboratories	1,428	$ 145,927
Becton Dickinson & Co.	720	167,019
Medtronic PLC	2,092	170,226
Solventum Corp.(1)	312	18,514
Zimmer Biomet Holdings, Inc.	1,341	154,416
		$ 656,102
Health Care Providers & Services — 4.1%
Cardinal Health, Inc.	1,544	$ 153,273
Cencora, Inc.	710	160,865
Chemed Corp.	265	146,908
CVS Health Corp.	1,935	115,326
Patterson Cos., Inc.	6,498	159,786
Premier, Inc., Class A	7,947	150,357
Quest Diagnostics, Inc.	1,299	184,419
UnitedHealth Group, Inc.	371	183,782
		$ 1,254,716
Hotels, Restaurants & Leisure — 1.9%
Cracker Barrel Old Country Store, Inc.(2)	2,406	$ 117,365
Darden Restaurants, Inc.	1,008	151,593
Texas Roadhouse, Inc.	1,138	196,499
Vail Resorts, Inc.	717	135,312
		$ 600,769
Household Durables — 1.4%
Garmin Ltd.	1,165	$ 190,885
Leggett & Platt, Inc.	8,619	99,980
Whirlpool Corp.	1,383	128,661
		$ 419,526

Parametric
Dividend Income Fund
May 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Household Products — 2.3%
Church & Dwight Co., Inc.	1,675	$ 179,242
Colgate-Palmolive Co.	1,831	170,210
Kimberly-Clark Corp.	1,278	170,357
Procter & Gamble Co.	1,073	176,551
		$ 696,360
Industrial Conglomerates — 1.2%
3M Co.	1,726	$ 172,842
Honeywell International, Inc.	950	192,080
		$ 364,922
Insurance — 4.4%
Aflac, Inc.	1,945	$ 174,797
Cincinnati Financial Corp.	1,459	171,549
Fidelity National Financial, Inc.	3,277	165,030
Hanover Insurance Group, Inc.	1,315	173,488
Old Republic International Corp.	5,746	182,608
Principal Financial Group, Inc.	2,025	166,131
Prudential Financial, Inc.	1,327	159,704
Travelers Cos., Inc.	740	159,618
		$ 1,352,925
IT Services — 2.0%
Accenture PLC, Class A	523	$ 147,638
Amdocs Ltd.	2,088	164,952
Cognizant Technology Solutions Corp., Class A	2,370	156,776
International Business Machines Corp.	904	150,832
		$ 620,198
Leisure Products — 0.6%
Hasbro, Inc.	3,154	$ 188,546
		$ 188,546
Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.	1,132	$ 147,624
		$ 147,624
Machinery — 1.5%
Cummins, Inc.	601	$ 169,320
Donaldson Co., Inc.	2,148	158,264
Snap-on, Inc.	536	146,253
		$ 473,837
Media — 1.7%
Interpublic Group of Cos., Inc.	5,079	$ 159,328
Security	Shares	Value
Media (continued)
New York Times Co., Class A	3,788	$ 193,946
Omnicom Group, Inc.	2,003	186,199
		$ 539,473
Metals & Mining — 2.5%
Newmont Corp.	5,085	$ 213,265
Reliance, Inc.	481	144,675
Royal Gold, Inc.	1,554	199,207
Southern Copper Corp.(2)	1,703	202,027
		$ 759,174
Multi-Utilities — 4.3%
Avista Corp.	4,974	$ 183,938
Consolidated Edison, Inc.	2,113	199,784
Dominion Energy, Inc.	3,665	197,617
DTE Energy Co.	1,597	186,098
Public Service Enterprise Group, Inc.	2,629	199,173
Sempra	2,286	176,091
WEC Energy Group, Inc.	2,161	175,106
		$ 1,317,807
Oil, Gas & Consumable Fuels — 10.1%
Antero Midstream Corp.	12,489	$ 182,964
Chevron Corp.	1,113	180,640
ConocoPhillips	1,366	159,112
Coterra Energy, Inc.	6,326	180,417
Devon Energy Corp.	3,299	161,915
DHT Holdings, Inc.	14,780	178,838
Diamondback Energy, Inc.	833	165,984
DT Midstream, Inc.	2,695	180,781
EOG Resources, Inc.	1,361	169,512
Exxon Mobil Corp.	3,070	359,988
HF Sinclair Corp.	2,883	159,228
Kinder Morgan, Inc.	8,861	172,701
ONEOK, Inc.	2,189	177,309
Phillips 66	1,037	147,368
Texas Pacific Land Corp.	308	189,207
Valero Energy Corp.	964	151,483
Williams Cos., Inc.	4,521	187,667
		$ 3,105,114
Pharmaceuticals — 2.0%
Bristol-Myers Squibb Co.	2,947	$ 121,092
Johnson & Johnson	1,001	146,817

Parametric
Dividend Income Fund
May 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Pharmaceuticals (continued)
Merck & Co., Inc.	1,344	$ 168,726
Pfizer, Inc.	6,057	173,593
		$ 610,228
Professional Services — 2.1%
Automatic Data Processing, Inc.	698	$ 170,954
ManpowerGroup, Inc.	2,156	160,881
Paychex, Inc.	1,411	169,546
Robert Half, Inc.	2,181	140,085
		$ 641,466
Semiconductors & Semiconductor Equipment — 1.8%
Analog Devices, Inc.	905	$ 212,213
Skyworks Solutions, Inc.	1,497	138,712
Texas Instruments, Inc.	1,083	211,196
		$ 562,121
Software — 1.7%
Dolby Laboratories, Inc., Class A	1,997	$ 161,777
Microsoft Corp.	414	171,864
Roper Technologies, Inc.	340	181,138
		$ 514,779
Specialty Retail — 1.7%
Best Buy Co., Inc.	2,165	$ 183,635
Home Depot, Inc.	459	153,706
TJX Cos., Inc.	1,681	173,311
		$ 510,652
Textiles, Apparel & Luxury Goods — 2.8%
Carter's, Inc.	2,085	$ 142,614
Columbia Sportswear Co.	2,095	179,374
Kontoor Brands, Inc.	2,951	216,426
Steven Madden Ltd.	4,282	190,335
VF Corp.	11,255	149,467
		$ 878,216
Tobacco — 0.6%
Altria Group, Inc.	3,786	$ 175,103
		$ 175,103
Trading Companies & Distributors — 1.5%
Fastenal Co.	2,243	$ 147,993
Security	Shares	Value
Trading Companies & Distributors (continued)
MSC Industrial Direct Co., Inc., Class A	1,604	$ 137,783
Watsco, Inc.	403	191,385
		$ 477,161
Total Common Stocks (identified cost $21,552,497)		$30,561,809

Short-Term Investments — 1.1%
Affiliated Fund — 0.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.23%(3)	220,751	$ 220,751
Total Affiliated Fund (identified cost $220,751)		$ 220,751

Securities Lending Collateral — 0.4%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(4)	117,264	$ 117,264
Total Securities Lending Collateral (identified cost $117,264)		$ 117,264
Total Short-Term Investments (identified cost $338,015)		$ 338,015
Total Investments — 100.4% (identified cost $21,890,512)		$30,899,824
Other Assets, Less Liabilities — (0.4)%		$ (112,894)
Net Assets — 100.0%		$30,786,930
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at May 31, 2024. The aggregate market value of securities on loan at May 31, 2024 was $316,037 and the total market value of the collateral received by the Fund was $323,865, comprised of cash of $117,264 and U.S. government and/or agencies securities of $206,601.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of May 31, 2024.
(4)	Represents investment of cash collateral received in connection with securities lending.

Parametric
Dividend Income Fund
May 31, 2024
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at May 31, 2024.
Affiliated Investments
At May 31, 2024, the value of the Fund’s investment in funds that may be deemed to be affiliated was $220,751, which represents 0.7% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended May 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$3,877	$2,193,135	$(1,976,261)	$ —	$ —	$220,751	$1,416	220,751
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At May 31, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$30,561,809*	$ —	$ —	$30,561,809
Short-Term Investments:
Affiliated Fund	220,751	—	—	220,751
Securities Lending Collateral	117,264	—	—	117,264
Total Investments	$30,899,824	$ —	$ —	$30,899,824
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semi-annual or annual report to shareholders.